Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Related Party Transactions
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]					us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Defined Benefit Plan, Type [Extensible Enumeration]					Benefit Plans		Benefit Plans		Benefit Plans
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]					us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Interest Income, Operating, Related Party, Type [Extensible Enumeration]					us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Revenues	$ 6,893,600		$ 4,994,700		$ 10,567,300		$ 14,770,300		$ 11,168,000
Revenue, Related Party, Type [Extensible Enumeration]					us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Premiums assumed from other companies	263,200		256,000		$ 517,000		$ 503,500		$ 494,300
Reinsurance recoverable and deposit receivable	23,375,000				24,427,900		21,445,000
Benefits, claims and settlement expenses, ceded	1,273,100		751,900		1,649,500		1,468,700		571,000
Amounts payable to affiliate	43,300				45,200		39,400
Benefits, claims and settlement expenses	3,760,800		3,348,400		7,226,200		5,882,700		6,617,500
Net investment income	1,731,700		1,586,000		3,285,500		2,852,400		3,633,700
Net realized capital losses on funds withheld assets	$ (57,500)	[1]	$ (118,800)	[1]	(161,800)	[2]	(749,400)	[2]
Affiliated Entities | Related party transactions resulting in expense reimbursements
Related Party Transactions
Expenses reimbursed					524,600		606,000		647,200
PFG | Benefit Plans | Nonqualified benefit plans | Deferred Compensation Plans
Related Party Transactions
Expenses to related parties under benefit plan					1,800		2,300		2,100
PFG | Benefit Plans | Deferred Compensation Plan | Qualified benefit plans
Related Party Transactions
Expenses to related parties under benefit plan					44,200		41,300		36,500
PFG | Benefit Plans | Pension benefits
Related Party Transactions
Expenses to related parties under benefit plan					38,800		55,400		58,600
PFS | Cash Advance Agreement
Related Party Transactions
Amounts receivable from subsidiary					71,500		86,000
Interest income					10,100		4,200		100
PFS | Cash Advance Agreement | Maximum
Related Party Transactions
Aggregate principal amount for advanced cash					1,000,000
PFS | Notes Receivable | Notes Receivable
Related Party Transactions
Interest income					4,600		5,900		7,200
PFS | Notes Receivable | Notes Receivable | Note Receivable 2.87% interest rate
Related Party Transactions
Aggregate principal amount for advanced cash					$ 156,000
Term of credit facility					10 years
Interest rate (as a percent)					2.87%
PFS | Notes Receivable | Notes Receivable | Note receivable 2.885% interest rate
Related Party Transactions
Aggregate principal amount for advanced cash					$ 300,000
Term of credit facility					10 years
Interest rate (as a percent)					2.885%
PLIC | PFS | Cash Advance Agreement | Maximum
Related Party Transactions
Aggregate principal amount for advanced cash					$ 1,000,000
Principal National Life Insurance Company | Reinsurance
Related Party Transactions
Expenses to related parties					1,076,200		970,900		995,500
Assumed reinsurance liability					5,919,900		5,158,500
Premiums assumed from other companies					938,100		890,200		862,900
Principal Securities, Inc. | Distribution of Affiliated Products
Related Party Transactions
Commission expense					95,900		81,500		95,700
PGI LLC | Asset Management Services Agreement
Related Party Transactions
Expenses to related parties under benefit plan					108,100		109,300		114,900
Principal Securities, Inc. and Principal Global Investors, LLC ("PGI LLC") | Distribution of Affiliated Products
Related Party Transactions
Revenues					407,100		412,600		471,200
Coinsurance funds withheld reinsurance contract | Affiliated Entities | P F S bermuda
Related Party Transactions
Amounts receivable from subsidiary					1,700		0
Reinsurance recoverable and deposit receivable					3,813,100		0
Benefits, claims and settlement expenses, ceded					53,400		0		0
Amounts payable to affiliate					26,200		0
Benefits, claims and settlement expenses					76,400		0		0
Net investment income					56,100		0		0
Net realized capital losses on funds withheld assets					1,100		(0)		(0)
Ceding commissions and expense allowances that reduced operating expenses					$ 31,200		$ 0		$ 0

[1]	Includes realized and unrealized gains (losses). See Note 3, Investments, for further details.
[2]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.